Employee Benefits - Employee Benefit Costs (Parenthetical) (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [abstract]
Stock compensation expense	[1]	$ 108	$ 95	$ 79

[1]	Includes reversal of employee stock compensation expense on account of resignation / retirement of key managerial personnel